Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation Expense
Share-based compensation expense was recognized in the cons
olidated and combined statements of operations as a component of direct operating expenses or selling, general and administrative expenses. The following tabl
e presents the share-based compensation expense recorded during Fiscal Years 2023, 2022, and 2021:

	Years Ended June 30,
	2023	2022	2021
Share-based compensation expense (a)	$29,521	$37,746	$40,663

(a)
For Fiscal Years 2023, 2022, and 2021 share-based compensation excludes costs of $2,293, $1,612, and nil, respectively, that have been reclassified to Restructuring charges in the consolidated and combined statements of operations, as detailed in Note 5, Restructuring Charges.

Restricted Stock Units Award Activity
The following table summarizes activity related to MSG Entertainment’s RSUs and PSUs held by the Company, MSG Sports, and Sphere’s employees from the MSGE Distribution Date to June 30, 2023:

	Number of		Weighted- Average Grant-date Fair Value (a)
	RSUs	PSUs
Unvested award balance as of April 20, 2023	1,022	1,156	$66.49
Granted	64	21	$35.09
Vested (b)	(168)	(74)	$62.41
Forfeited	(15)	(19)	$58.82

Unvested award balance as of June 30, 2023	903	1,084	$65.78

(a)
Weighted-average grant-date fair value as of April 20, 2023 and for activity prior to MSGE Distribution Date does not reflect any adjustment associated with the MSGE Distribution. See above for further detail for the MSGE Distribution.

(b)
The fair value of RSUs and PSUs that vested and were distributed during Fiscal Year 2023 was $8,259. Upon delivery, RSUs granted under the Sphere Entertainment Stock Plan (as defined above) were net share-settled to cover the required statutory tax withholding obligations. To fulfill the employees’ statutory minimum tax withholding obligations for the applicable income and other employment taxes, 82 of these RSUs, with an aggregate value of $2,783 were retained by Sphere Entertainment.

Share-Based Payment Arrangement, Option, Activity
The following table summarizes activity related to the Company’s stock options
from the MSGE Distribution to June 30, 2023:

	Number of Time Vesting Options	Weighted- Average Exercise Price Per Share (a)	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance as of April 20, 2023	724	$55.87
Options granted in Fiscal Year 2023	—

Balance as of June 30, 2023	724	$55.87	2.47	$—

Exercisable on June 30, 2023	724	$55.87	2.47	$—

(a)
Weighted-average grant-date fair value as of April 20, 2023 and for activity prior to MSGE Distribution Date does not reflect any adjustment associated with the MSGE Distribution. See above for further detail for the MSGE Distribution.